INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	INVENTORIES

The Group provides dredging services for its customers in the PRC. Inventories consist of consumable parts which are used for dredging projects. As of December 31, 2011 and 2010, the balance of inventories was $2,048,158 and $202,213, respectively.